UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 1,554	$ 289
Cost of revenues	(610)	(287)
Gross Profit	944	2
Research and development expenses	(4,760)	(3,638)
General and administrative expenses	(2,594)	(3,150)
Sales and marketing expenses	(545)	(442)
Other income (expenses)	19	(7)
Operating loss	(6,936)	(7,235)
Interest income from deposits	22	37
Finance income (expenses), net	560	800
Loss before tax	(6,354)	(6,398)
Taxes on income	0	0
Total comprehensive and net loss	$ (6,354)	$ (6,398)
Net loss per ordinary share, basic (in Dollars per share)	$ (0.14)	$ (0.24)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.14)	$ (0.24)
Weighted average number of ordinary shares, basic (in Shares)	44,566,144	26,782,603
Weighted average number of ordinary shares, diluted (in Shares)	44,566,144	26,782,603